Debt - Short-Term Notes Payable - Additional Information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) Loan	Jun. 30, 2023 USD ($) Loan	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs			$ 159
Interest expense			21,395	$ 21,183
Notes Payable to Banks
Short-Term Debt [Line Items]
Interest rate	6.50%	7.75%			10.00%
Number of short-term loan agreements | Loan	2	2
Debt instrument, term		6 months
Amortization of debt issuance costs			630	31
Interest expense			$ 557	$ 489
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount		$ 8,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount		$ 6,400
Notes Payable to Banks | Bank 1, Loan 1
Short-Term Debt [Line Items]
Principal amount	$ 1,540
Notes Payable to Banks | Bank 1, Loan 2
Short-Term Debt [Line Items]
Principal amount	$ 1,620
Notes Payable to Banks | Financial Institution 5
Short-Term Debt [Line Items]
Interest rate			10.00%
Merchant cash advance | Financial Institution 5
Short-Term Debt [Line Items]
Principal amount					$ 3,750